Long-Term Debt (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure Of Borrowings [Abstract]
Summary of long-term debt

		2021			2020
	Effective interest rates %	Long-term debt at amortized cost (1) $	Adjustment for finance costs (1) $	Long-term debt repayable at maturity $	Long-term debt at amortized cost (1) $	Adjustment for finance costs (1) $	Long-term debt repayable at maturity $
Corporate

Cdn fixed rate senior notes-

3.80% due November 2, 2023	3.80	499	1	500	498	2	500

4.35% due January 31, 2024	4.35	499	1	500	499	1	500

3.80% due March 1, 2027	3.84	299	1	300	298	2	300

4.40% due November 2, 2028	4.40	497	3	500	496	4	500

3.30% due December 10, 2029	3.41	496	4	500	495	5	500

2.90% due December 9, 2030	2.92	496	4	500	496	4	500

6.75% due November 9, 2039	6.89	1,421	29	1,450	1,421	29	1,450

4.25% due December 9, 2049	4.33	296	4	300	296	4	300

		4,503	47	4,550	4,499	51	4,550
Other
Burrard Landing Lot 2 Holdings Partnership	Various	47	–	47	49	–	49

Total consolidated debt		4,550	47	4,597	4,548	51	4,599
Less current portion (2)		1	–	1	1	–	1

		4,549	47	4,596	4,547	51	4,598

(1)	Long-term debt is presented net of unamortized discounts and finance costs.
(2)	Current portion of long-term debt includes amounts due within one year in respect of the Burrard Landing loans.

Long-term debt repayments	Mandatory principal repayments on all long-term debt in each of the next five years and thereafter are as follows:

$
2022	1
2023	1
2024	1,001
2025	44
2026	–
Thereafter	3,550

4,597

Interest expense

	2021 $	2020 $
Interest expense – long-term debt	223	224
Amortization of senior notes discounts	1	1
Interest income – short-term (net)	(4)	(7)
Interest on lease liabilities (note 14)	45	44
Interest expense – other (1)	(34)	12

	231	274

(1)	Interest expense – other includes a $35 million reduction of tax related interest expense resulting from a revision of liabilities for uncertain tax positions that became statute barred in the period.